OTHER RESERVES (Details) - Schedule of Capital Redemption Reserve - Capital redemption reserve [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OTHER RESERVES (Details) - Schedule of Capital Redemption Reserve [Line Items]
Beginning Balance	£ 4,273	£ 4,115	£ 4,115
Shares cancelled under share buyback programmes (see below)	189	158
Ending Balance	£ 4,462	£ 4,273	£ 4,115